Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Malaysia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.9%
AirAsia Group Bhd	5,655,600	$3,900,414

Banks — 34.6%
Alliance Bank Malaysia Bhd	3,493,100	3,209,268
AMMB Holdings Bhd	6,234,437	6,590,754
CIMB Group Holdings Bhd	17,984,412	22,617,313
Hong Leong Bank Bhd	2,445,640	11,088,691
Hong Leong Financial Group Bhd	863,100	3,909,232
Malayan Banking Bhd	14,543,981	31,305,741
Public Bank Bhd	11,679,580	65,776,897
RHB Bank Bhd	3,770,102	5,245,125
RHB Capital Bhd(a)(b)	1,621,200	4

		149,743,025

Beverages — 1.0%
Fraser & Neave Holdings Bhd	551,700	4,502,599

Chemicals — 4.1%
Petronas Chemicals Group Bhd	9,025,600	17,919,817

Construction & Engineering — 2.5%
Gamuda Bhd	6,497,200	5,411,103
IJM Corp. Bhd	10,254,480	5,432,513

		10,843,616

Diversified Telecommunication Services — 0.9%
Telekom Malaysia Bhd(c)	4,239,700	3,652,384

Electric Utilities — 8.2%
Tenaga Nasional Bhd	11,762,612	35,648,532

Energy Equipment & Services — 2.5%
Dialog Group Bhd	13,790,654	10,925,897

Food Products — 11.7%
Genting Plantations Bhd	911,400	2,253,217
IOI Corp. Bhd	7,090,230	7,292,421
Kuala Lumpur Kepong Bhd(c)	1,605,800	9,503,363
Nestle Malaysia Bhd	264,600	9,281,995
PPB Group Bhd	2,140,019	9,590,635
QL Resources Bhd	2,440,600	3,983,702
Sime Darby Plantation Bhd	7,767,155	8,637,380

		50,542,713

Gas Utilities — 2.2%
Petronas Gas Bhd(c)	2,232,400	9,407,990

Health Care Equipment & Supplies — 3.2%
Hartalega Holdings Bhd	5,642,000	7,001,169
Top Glove Corp. Bhd	5,777,700	6,962,746

		13,963,915

Health Care Providers & Services — 2.5%
IHH Healthcare Bhd(c)	8,244,600	10,820,976

Hotels, Restaurants & Leisure — 4.8%
Genting Bhd	8,018,800	12,227,689
Genting Malaysia Bhd	11,165,500	8,366,465

		20,594,154

Industrial Conglomerates — 2.6%
HAP Seng Consolidated Bhd	2,340,700	5,529,872

Security	Shares	Value

Industrial Conglomerates (continued)
Sime Darby Bhd	10,221,355	$5,658,882

		11,188,754

Marine — 1.6%
MISC Bhd	4,196,720	6,960,316

Metals & Mining — 1.3%
Press Metal Aluminium Holdings Bhd	5,215,000	5,575,277

Multi-Utilities — 0.7%
YTL Corp. Bhd	10,257,762	2,790,562

Oil, Gas & Consumable Fuels — 1.3%
Petronas Dagangan Bhd	934,000	5,741,520

Real Estate Management & Development — 1.2%
Sime Darby Property Bhd	8,951,455	2,264,298
SP Setia Bhd Group	5,954,700	3,111,990

		5,376,288

Tobacco — 0.9%
British American Tobacco Malaysia Bhd(c)	536,900	3,843,694

Transportation Infrastructure — 2.2%
Malaysia Airports Holdings Bhd	3,701,200	6,482,951
Westports Holdings Bhd	3,206,000	2,968,448

		9,451,399

Wireless Telecommunication Services — 8.5%
Axiata Group Bhd	10,235,100	11,455,106
DiGi.Com Bhd(c)	11,695,700	13,871,287
Maxis Bhd	8,818,700	11,658,656

		36,985,049

Total Common Stocks — 99.4% (Cost: $303,027,628)		430,378,891

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(d)(e)(f)	3,814,802	3,816,328
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	240,592	240,592

		4,056,920

Total Short-Term Investments — 0.9% (Cost: $4,055,535)		4,056,920

Total Investments in Securities — 100.3% (Cost: $307,083,163)		434,435,811

Other Assets, Less Liabilities — (0.3)%		(1,374,176)

Net Assets — 100.0%		$433,061,635

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Malaysia ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	13,332,868	(9,518,066)	3,814,802	$3,816,328	$322,985	(a)	$828	$(261)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	240,592	240,592	240,592	9,461		—	—

				$4,056,920	$332,446		$828	$(261)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$430,378,887	$—	$4	$430,378,891
Money Market Funds	4,056,920	—	—	4,056,920

	$434,435,807	$—	$4	$434,435,811

2